Warrants liability (Tables)	12 Months Ended
Dec. 31, 2024
Warrants liability [Abstract]
Movements in Warrant Liabilities
Movements in the warrant liabilities for the year ended December 31, 2024 are summarized as follows:

	Public warrants
	Number of warrants	Value

Warrants assumed in connection with the business combination held on March 20, 2024	16,875,000	$19,717,425
Change in fair value of warrant liabilities		51,946,426
Warrants exercised	62,877	(73,452)

Exchange rate effect	-	4,237,004
As of December 31 , 2024	16,812,123	$75,827,403